Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets [Abstract]
Inventories	$ 9,573	$ 12,988
Deferred mobilization expenses	6,482	6,351
Prepayments and advances	17,064	10,500
Intangible assets, net	402	0
Insurance claims	2,980	0
Other	1,485	85
Total	$ 37,986	$ 29,924